As filed with the Securities and Exchange Commission on May 16, 2012

Securities Act registration no.  33-1398

Investment Company Act file no.  811-4466

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-effective amendment no. 42	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment no. 44	☒

Monetta Fund, Inc.

(Registrant)

1776-A South Naperville Road, Suite 100

Wheaton, Illinois 60189-5831

Telephone number: (630) 462-9800

Robert S. Bacarella	Arthur Don
Monetta Fund, Inc.	Greenberg Traurig, LLP
1776-A South Naperville Road, Suite 100	77 W. Wacker Drive, Suite 3100
Wheaton, Illinois 60189-5831	Chicago, IL 60601

(Agents for Service)

Amending Parts A, B and C and filing Exhibits.

It is proposed that this filing will become effective:

__X__ immediately upon filing pursuant to rule 485(b)

_____ on __________pursuant to rule 485(b)

_____ 60 days after filing pursuant to rule 485(a)(1)

_____ on __________ pursuant to rule 485(a)(1)

_____ 75 days after filing pursuant to rule 485(a)(2)

_____ on __________ pursuant to rule 485(a)(2)

If appropriate, check the following box:

_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 42 to the Registration Statement of Monetta Fund, Inc. on Form N-1A hereby incorporates Parts A, B and C from the Monetta Fund’s, PEA No.41 on Form N-1A filed on April 27, 2012.  This PEA No. 42 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 41 to the Company’s Registration Statement.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 33-1398 and 811-4466 to be signed on its behalf by the undersigned, thereunto duly authorized Officer in the City of Wheaton and State of Illinois, on the 16th day of May, 2012.

          MONETTA FUND, INC.

          By:  /S/ ROBERT S. BACARELLA

               Robert S. Bacarella, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on May 16, 2012.

NAME                          TITLE

/S/ ROBERT S. BACARELLA       Principal Executive Officer,

Robert S. Bacarella           Director and President

/S/ MARIA C. DE NICOLO        Principal Financial Officer and

Maria C. De Nicolo            Principal Accounting Officer

/S/ BRIAN T. JEFFRIES         Director

Brian T. Jeffries

/S/ JOHN L. GUY, JR.*         Director

John L. Guy, Jr.

/S/ MARK F. OGAN*             Director

Mark F. Ogan

/S/ MARLENE ZIELONKA HODGES*  Director

Marlene Zielonka Hodges

* Maria De Nicolo signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibit (q) to this registration statement.

                             /S/ MARIA C. DE NICOLO

                              Maria C. De Nicolo

                              Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase